CAPITAL STOCK (Details Narrative)						3 Months Ended
	Dec. 05, 2024 CAD ($) shares $ / shares	Oct. 01, 2024 CAD ($) $ / shares shares	Sep. 20, 2024 CAD ($) $ / shares shares	Jan. 29, 2024 CAD ($) shares $ / shares	Jan. 15, 2021 CAD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($) shares
IfrsStatementLineItems [Line Items]
Outstanding shares | shares						1,900,000		0
Share-based payment recognized as employee benefits | $						$ 4,559	$ 37,550
Share-based payment recognized as consulting fees | $						$ 2,851	$ 12,715
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life						3 years 7 days	4 years 1 month 2 days
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life						2 years 3 days	2 years 9 months 29 days
Outstanding shares | shares	400,000			1,250,000
Exercise price | $ / shares	$ 0.10			$ 0.10
Fair value of the options granted | $	$ 25,972			$ 92,665
Share price | $ / shares	$ 0.065			$ 0.074
Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Outstanding shares | shares				500,000
Exercise price | $ / shares				$ 0.10
Fair value of the options granted | $				$ 30,666
Share price | $ / shares				$ 0.061
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						15,205,947
Shares outstanding | shares						15,205,947
Ordinary shares [member] | Two Tranches Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $		$ 117,000
Flow-through units | shares		1,170,000
Share capital description		Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years.
Payment for finders fee | $		$ 1,500
Purchase share warrants | shares		15,000
Warrant exercisable term		2 years
Warrant exercisable share price | $ / shares		$ 0.15
Ordinary shares [member] | Non Brokered Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $			$ 29,000		$ 20,000
Flow-through units | shares			290,000		80,000
Share capital description			Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years.		Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years.
Par value per share | $ / shares			$ 0.10
Warrants | $			$ 0
Accounts payable to shareholders | $						$ 10,000		$ 10,000